Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.88875%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$474,594.66

Principal:
Principal Collections	$9,414,052.51
Prepayments in Full	$3,156,935.21
Liquidation Proceeds	$127,386.08
Recoveries	$98,343.20
Sub Total	$12,796,717.00
Collections	$13,271,311.66

Purchase Amounts:
Purchase Amounts Related to Principal	$165,333.61
Purchase Amounts Related to Interest	$541.10
Sub Total	$165,874.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,437,186.37

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,437,186.37
Servicing Fee	$185,469.57	$185,469.57	$0.00	$0.00	$13,251,716.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,251,716.80
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,251,716.80
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,251,716.80
Interest - Class A-3 Notes	$34,946.78	$34,946.78	$0.00	$0.00	$13,216,770.02
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$13,079,730.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,079,730.02
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$13,028,675.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,028,675.69
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$12,990,259.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,990,259.44
Regular Principal Payment	$11,935,757.24	$11,935,757.24	$0.00	$0.00	$1,054,502.20
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,054,502.20
Residual Released to Depositor	$0.00	$1,054,502.20	$0.00	$0.00	$0.00
Total		$13,437,186.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,935,757.24
Total					$11,935,757.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$11,935,757.24	$39.11	$34,946.78	$0.11	$11,970,704.02	$39.22
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$11,935,757.24	$11.34	$261,457.36	$0.25	$12,197,214.60	$11.59

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$30,169,879.81	0.0988528	$18,234,122.57	0.0597448
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$185,579,879.81	0.1763045	$173,644,122.57	0.1649653

Pool Information
Weighted Average APR	2.642%	2.630%
Weighted Average Remaining Term	27.10	26.31
Number of Receivables Outstanding	19,954	19,431
Pool Balance	$222,563,484.80	$209,508,491.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$206,632,070.74	$194,696,313.50
Pool Factor	0.1945206	0.1831105

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$14,812,177.57
Targeted Overcollateralization Amount	$35,864,368.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,864,368.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$191,286.32
(Recoveries)		122	$98,343.20
Net Loss for Current Collection Period			$92,943.12
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5011%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0633%
Second Prior Collection Period			0.5368%
Prior Collection Period			0.4230%
Current Collection Period			0.5163%
Four Month Average (Current and Prior Three Collection Periods)			0.6349%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2755	$10,578,071.28
(Cumulative Recoveries)			$1,929,713.78
Cumulative Net Loss for All Collection Periods			$8,648,357.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7559%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,839.59
Average Net Loss for Receivables that have experienced a Realized Loss			$3,139.15

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.77%	253	$3,718,055.69
61-90 Days Delinquent	0.21%	28	$449,803.47
91-120 Days Delinquent	0.05%	7	$105,438.61
Over 120 Days Delinquent	0.24%	29	$500,937.99
Total Delinquent Receivables	2.28%	317	$4,774,235.76

Repossession Inventory:
Repossessed in the Current Collection Period		10	$185,481.11
Total Repossessed Inventory		23	$417,345.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3013%
Prior Collection Period			0.3207%
Current Collection Period			0.3294%
Three Month Average			0.3171%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5041%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer